Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
		Jul. 31, 2023	May 31, 2023	Sep. 30, 2022	Aug. 31, 2023	May 11, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued		40,109,096	41,806,020	42,808,219
Ordinary shares par value (in Dollars per share)	[1]				$ 0.0005		$ 0.0005
Ordinary shares gross proceed (in Dollars)		$ 25	$ 25	$ 25
Ordinary price per share (in Dollars per share)		$ 0.7791	$ 0.7475
Ordinary price per share (in Dollars per share)		$ 0.7791
Shares outstanding	[1]				154,000,000		29,200,000
Warrant description					(i) 42,808,219 warrants on September 1, 2022 with two warrants can be convertible into one Class A ordinary share at an exercise price of $0.701, can be exercised cashlessly after November 30, 2023 and with an expiry date of August 31, 2027, i.e. five years anniversary after issuance date; (ii) 41,806,020 warrants on May 31, 2023 with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.7475, can be exercised cashlessly after August 30, 2023 and with an expiry date of May 30, 2028, i.e. five years anniversary after issuance date; and (iii) 40,109,096 warrants on July 20, 2023 with one warrant can be convertible into one Class A ordinary share at an exercise price of $0.7791, can be exercised cashlessly after October 19, 2023 and with an expiry date of July 19, 2028, i.e. five years anniversary after issuance date.
Ordinary shares, description					On May 11, 2023, the shareholders of the Company approved the consolidation of its ordinary share at a ratio of one-for-five hundred (the “share consolidation”), effective on May 15, 2023. Upon effective of the share consolidation, the ratio for each ADS was changed to one (1) ADS to two (2) Class A ordinary shares. Immediately following the share consolidation, the authorized share capital of the Company, as approved by the shareholders, were changed from US$50,000 divided into 100,000,000 shares of a par value of US$0.0005 each, comprising of (i) 75,406,315 Class A Ordinary Shares of a par value of US$0.0005 each, (ii) 4,593,684 Class B Ordinary Shares of a par value of US$0.0005 each, and (iii) 20,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors, to US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors (the “increase of authorized shares”).
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.584		$ 0.0005
Shares outstanding					153,948,323,000		29,223,319,000	13,223,279,000	12,885,852,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued				42,808,219
Ordinary shares par value (in Dollars per share)				$ 0.584		$ 0.0005
Shares outstanding					153,948,323		29,233,319
Warrants exercised
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Shares outstanding
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Warrants exercised

[1]	On May 11, 2023, the shareholders of the Company approved the consolidation of its ordinary share at a ratio of one-for-five hundred (the “share consolidation”), effective on May 15, 2023. Upon effective of the share consolidation, the ratio for each ADS was changed to one (1) ADS to two (2) Class A ordinary shares. Immediately following the share consolidation, the authorized share capital of the Company, as approved by the shareholders, were changed from US$50,000 divided into 100,000,000 shares of a par value of US$0.0005 each, comprising of (i) 75,406,315 Class A Ordinary Shares of a par value of US$0.0005 each, (ii) 4,593,684 Class B Ordinary Shares of a par value of US$0.0005 each, and (iii) 20,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors, to US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors (the “increase of authorized shares”). The issued and outstanding ordinary shares had been retrospectively adjusted from 14.6 billion ordinary shares to 29.2 million ordinary shares at August 31, 2022.